UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Smith Barney Investment Series
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              INTERNATIONAL FUND

             CLASSIC SERIES  |  ANNUAL REPORT  |  OCTOBER 31, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

        CLASSIC SERIES
  [GRAPHIC]

  Annual Report . October 31, 2003

  SMITH BARNEY
  INTERNATIONAL FUND

      TEAM MANAGED

      A team of individuals employed by the fund's subadviser manages the day-to-day operations of the fund.

      FUND OBJECTIVE

      The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. It seeks to achieve this objective by investing primarily in the common stocks of foreign companies that the fund's manager believes have above-average prospects for growth, including companies in emerging markets.

      FUND FACTS

      FUND INCEPTION
      -----------------
      March 17, 1995

What's Inside

Letter from the Chairman..............................................  1
Manager Overview......................................................  2
Fund Performance......................................................  4
Historical Performance................................................  5
Schedule of Investments...............................................  6
Statement of Assets and Liabilities...................................  9
Statement of Operations............................................... 10
Statements of Changes in Net Assets................................... 11
Notes to Financial Statements......................................... 12
Financial Highlights.................................................. 17
Independent Auditors' Report.......................................... 19
Additional Information................................................ 20

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Upheaval and uncertainty in the global economic and political environment, including the build-up to war in Iraq, the military campaign and the war's unsettled aftermath, permeated much of the year ended October 31, 2003. In addition, foreign markets had to contend with the impact of the SARS epidemic on economies in the Far East, continued political and economic turmoil in South America, and Japan's ongoing struggle to get back on solid footing financially and economically. As the period progressed, international markets responded positively to low interest rates globally and to signs of economic recovery in the United States, in Japan, and elsewhere. Consequently, performance results over the full 12-month period were very positive.

For a more detailed review of how your fund performed within this market environment, continue reading this report. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 20, 2003


            1 Smith Barney International Fund | 2003 Annual Report

                               MANAGER OVERVIEW

Performance Review
For the 12 months ended October 31, 2003, Class A shares of the Smith Barney International Fund (formerly known as Smith Barney International Aggressive Growth Fund), excluding sales charges, returned 17.13%. These shares underperformed the fund's unmanaged benchmark, the MSCI EAFE Index,/i/ which returned 27.03% for the same period. They also underperformed the average of the fund's Lipper peer group of international funds, which returned 24.51% for the same period./1/ Past performance is no guarantee of future results.

Market Overview
International markets reached a low point during March, but then recovered strongly over the balance of the year, due to a combination of low global interest rates, perceived reduction in geopolitical risk following early coalition military success in Iraq, and signs of economic recovery in the United States, Japan and elsewhere. Over the 12-month period, the greatest increases were seen in Australia and the Pacific. From a sector perspective, the recovery has been greatest in cyclical areas such as information technology and materials. By contrast, more stable growth sectors, such as consumer staples and healthcare, have lagged significantly.

Markets this year have been focused on recovery prospects for corporate profits. Companies that operate in more depressed businesses or which suffer from weak financial positions have tended to outperform, as the market anticipates that these companies will enjoy the greatest relief from economic recovery. Soundly financed companies, operating in attractive, high-return businesses, but with less leverage to improving economic conditions, have tended to underperform, despite enjoying generally lower valuations than their more cyclical counterparts.


                             PERFORMANCE SNAPSHOT
                            AS OF OCTOBER 31, 2003
                           (excluding sales charges)

                                         6 Months 12 Months
Class A Shares                            17.21%    17.13%
MSCI EAFE Index                           24.77%    27.03%
Average of Lipper international funds     23.18%    24.51%

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

   The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.

   Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended October 31, 2003, calculated among 868 funds for the six-month period and among 835 funds for the 12-month period, in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

   All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. Performance of other share classes may vary.

Fund Performance
The fund focuses on companies that our analysis suggests are most attractive within their global sectors in terms of long-term valuations and seek to project cash flows and dividends several years into the future. While this approach remains a proven long-term strategy, it has proved less effective in an environment focused primarily on short-term recovery prospects. We emphasize stock selection rather than geographic or sector allocations when constructing the fund's portfolio.

/1/Lipper Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended October 31, 2003, calculated among 835 funds in the Lipper international funds category with reinvestment of dividends and capital gains and excluding sales charges.

            2 Smith Barney International Fund | 2003 Annual Report

The strategy resulted in disappointing stock selection in Japan and continental Europe. In Japan, the fund did not hold domestic financial companies such as UFJ Holdings and Mizuho Financial, but did hold overweight positions in exporting companies such as Honda Motor Co., Ltd., Toyota Motor Corp. and Canon Inc. A combination of domestic cyclical recovery and the rise in the Japanese yen against the U.S. dollar made this positioning disadvantageous in the short term. As of the end of the period, the fund remained underweight in the Japanese financials sector and continued to hold Honda, Toyota and Canon. Within continental Europe, selection suffered in France and Switzerland, with Sanofi-Synthelabo and Nestle S.A., held with overweight positions for much of the period, the largest detractors respectively. We sold both Sanofi-Synthelabo and Nestle during the period.

Partially offsetting these factors, the fund benefited from positive stock selection in the United Kingdom, where Hanson PLC, Tesco PLC and Wolseley PLC contributed positively. As of the end of October, Tesco remained in the fund but we have sold Hanson and Wolseley.

Additional Information About Your Fund
The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Thank you for your investment in the Smith Barney International Fund. We appreciate that you have entrusted us to manage your money and we value our relationship with you.

Sincerely,
The International Portfolio Management Team

November 20, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 6 through 8 for a list and percentage breakdown of the fund's holdings.

/i/The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. The fund's top 10 holdings as of October 31, 2003 were: BP PLC (4.18%); BNP Paribas S.A. (3.00%); Tesco PLC (2.84%); Toyota Motor Corp. (2.64%); Eni S.p.A. (2.50%); UniCredito Italiano S.p.A. (2.38%); Mitsui Sumitomo Insurance Co., Ltd. (2.31%); Royal Bank of Scotland Group PLC (2.30%); Canon Inc. (2.23%); Diageo PLC (2.10%).

            3 Smith Barney International Fund | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                       Without Sales Charges/(1)/
                                    -------------------------------
                                    Class 1 Class A Class B Class L
-------------------------------------------------------------------
Twelve Months Ended 10/31/03         18.00%  17.13%  16.03%  18.10%
-------------------------------------------------------------------
Five Years Ended 10/31/03            (1.38)  (1.95)  (2.75)    N/A
-------------------------------------------------------------------
Inception* through 10/31/03           1.47    4.32    3.50  (27.26)
-------------------------------------------------------------------

                                        With Sales Charges/(2)/
                                    -------------------------------
                                    Class 1 Class A Class B Class L
-------------------------------------------------------------------
Twelve Months Ended 10/31/03          7.96%  11.26%  11.03%  15.89%
-------------------------------------------------------------------
Five Years Ended 10/31/03            (3.12)  (2.96)  (2.94)    N/A
-------------------------------------------------------------------
Inception* through 10/31/03           0.23    3.69    3.50  (27.49)
-------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                                     Without Sales Charges/(1)/
-------------------------------------------------------------------------------
Class 1 (Inception* through 10/31/03)                          11.11%
-------------------------------------------------------------------------------
Class A (Inception* through 10/31/03)                          43.96
-------------------------------------------------------------------------------
Class B (Inception* through 10/31/03)                          34.58
-------------------------------------------------------------------------------
Class L (Inception* through 10/31/03)                         (63.08)
-------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 8.50%, 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 * Inception date for Class 1 shares is August 8, 1996. Inception date for Class A and B shares is March 17, 1995. Inception date for Class L shares is September 13, 2000.

            4 Smith Barney International Fund | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class A and B Shares of the
Smith Barney International Fund vs. MSCI EAFE Index+
--------------------------------------------------------------------------------
                          March 1995 -- October 2003

                                    [CHART]

                Smith Barney          Smith Barney
                International         International
                Fund-Class A          Fund-Class B
                   Shares                Shares          MSCI EAFE Index
                -------------         -------------      ---------------
3/17/1995          9,498                 10,000              10,000
10/1995           11,044                 11,569               9,993
10/1996           13,171                 13,716              11,073
10/1997           14,454                 14,941              11,618
10/1998           15,092                 15,470              12,755
10/1999           25,689                 26,141              15,694
10/2000           33,654                 33,995              16,281
10/2001           16,313                 16,358              12,209
10/2002           11,674                 11,599              10,596
10/31/2003        13,674                 13,458              13,460

+Hypothetical illustration of $10,000 invested in Class A and B shares on March
 17, 1995 (inception date), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The Morgan Stanley Capital International Europe, Australasia and the Far East Index ("MSCI EAFE") is a composite portfolio consisting of equity total returns for the countries of Europe, Australasia and the Far East. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the performance of Class A and B shares as indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance, including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


            5 Smith Barney International Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2003



 SHARES                  SECURITY                      VALUE
----------------------------------------------------------------
COMMON STOCK -- 99.1%
Australia -- 3.1%
160,125 Australia & New Zealand Banking Group Ltd.+ $  2,018,387
156,046 Brambles Industries Ltd.+                        516,054
 90,844 QBE Insurance Group Ltd.+                        662,611
----------------------------------------------------------------
                                                       3,197,052
----------------------------------------------------------------
Denmark -- 1.4%
 39,508 Novo Nordisk A/S, Class B Shares               1,419,375
----------------------------------------------------------------
Finland -- 3.7%
119,844 Nokia Oyj*                                     2,033,611
123,398 Stora Enso Oyj                                 1,676,274
----------------------------------------------------------------
                                                       3,709,885
----------------------------------------------------------------
France -- 9.9%
 25,595 Accor S.A.                                     1,005,329
 23,577 Alcatel S.A.+                                    310,696
 16,893 Aventis S.A.                                     893,401
 57,183 BNP Paribas S.A.                               3,000,934
 25,593 Bouygues S.A.                                    695,325
 20,257 Carrefour S.A.                                 1,062,136
  9,738 Renault S.A.                                     643,329
 12,010 Schneider Electric S.A.                          702,091
 10,989 Total S.A.                                     1,705,849
----------------------------------------------------------------
                                                      10,019,090
----------------------------------------------------------------
Germany -- 7.5%
 15,759 Altana AG*                                       991,880
 29,443 Bayer AG*                                        706,600
 10,013 Bayerische Motoren Werke AG*                     400,502
 16,199 DaimlerChrysler AG*                              603,544
 36,393 E.ON AG                                        1,837,209
 22,953 Metro AG+*                                       937,533
 14,397 RWE AG*                                          399,504
 26,012 Siemens AG                                     1,751,672
----------------------------------------------------------------
                                                       7,628,444
----------------------------------------------------------------
Italy -- 5.4%
 55,995 Alleanza Assicurazioni S.p.A.+                   559,762
157,664 Eni S.p.A.+                                    2,500,543
483,157 UniCredito Italiano S.p.A.+                    2,378,511
----------------------------------------------------------------
                                                       5,438,816
----------------------------------------------------------------
Japan -- 22.6%
 18,700 Advantest Corp.                                1,390,909
 46,000 Canon Inc.                                     2,222,505
 89,000 Denso Corp.                                    1,685,269
     94 East Japan Railway Co.+                          425,138
 16,300 Eisai Co., Ltd.                                  381,927
 20,000 Fuji Photo Film Co., Ltd.                        588,502
 46,400 Honda Motor Co., Ltd.                          1,828,862
 14,900 Hoya Corp.                                     1,346,426
 38,000 Matsushita Electric Industrial Co., Ltd.         500,064
     91 Mitsubishi Tokyo Financial Group, Inc.           652,893

                      See Notes to Financial Statements.

            6 Smith Barney International Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2003


 SHARES                   SECURITY                      VALUE
-----------------------------------------------------------------
Japan -- 22.6% (continued)
281,000 Mitsui Sumitomo Insurance Co., Ltd.          $  2,312,106
    434 Nippon Telegraph and Telephone Corp.            1,935,283
 87,000 Ricoh Co., Ltd.                                 1,647,398
 15,500 Sankyo Co., Ltd.                                  247,752
111,000 Sumitomo Electric Industries, Ltd.                952,638
 59,000 Takeda Chemical Industries, Ltd.                2,084,370
 92,900 Toyota Motor Corp.                              2,640,786
-----------------------------------------------------------------
                                                       22,842,828
-----------------------------------------------------------------
Netherlands -- 6.8%
 30,692 Akzo Nobel N.V.+                                  969,271
 73,393 Fortis+                                         1,302,906
 24,049 Heineken N.V.*                                    857,209
 29,768 ING Groep N.V.                                    617,280
 32,430 Koninklijke (Royal) Philips Electronics N.V.      873,170
 27,442 Unilever N.V.+                                  1,592,122
 21,218 VNU N.V.                                          645,441
-----------------------------------------------------------------
                                                        6,857,399
-----------------------------------------------------------------
Norway -- 2.0%
374,343 Telenor ASA                                     2,034,415
-----------------------------------------------------------------
Portugal -- 0.4%
 54,631 Portugal Telecom, SGPS, S.A.                      458,594
-----------------------------------------------------------------
Singapore -- 1.1%
 73,000 Oversea-Chinese Banking Corp. Ltd.                507,687
 75,000 United Overseas Bank Ltd.                         586,258
-----------------------------------------------------------------
                                                        1,093,945
-----------------------------------------------------------------
Spain -- 3.9%
      1 Anetena 3 Television, S.A.*                            31
124,431 Banco Bilbao Vizcaya Argentaria, S.A.+          1,425,926
 58,956 Endesa, S.A.+                                     934,355
127,089 Telefonica, S.A.                                1,578,857
-----------------------------------------------------------------
                                                        3,939,169
-----------------------------------------------------------------
Sweden -- 1.0%
 17,706 Electrolux AB, Series B                           362,958
100,213 Nordea AB                                         621,420
-----------------------------------------------------------------
                                                          984,378
-----------------------------------------------------------------
Switzerland -- 3.0%
 36,236 Credit Suisse Group                             1,274,647
 10,509 UBS AG                                            644,266
  8,382 Zurich Financial Services AG                    1,071,603
-----------------------------------------------------------------
                                                        2,990,516
-----------------------------------------------------------------
United Kingdom -- 27.3%
 68,543 Allied Irish Banks PLC                          1,002,732
 27,647 AstraZeneca PLC                                 1,297,858
 58,863 Barclays PLC                                      496,149
 91,238 BHP Billiton PLC                                  716,037
130,978 BOC Group PLC                                   1,784,832
601,753 BP PLC                                          4,174,021

                      See Notes to Financial Statements.

            7 Smith Barney International Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2003


SHARES                                                  SECURITY                                                   VALUE
----------------------------------------------------------------------------------------------------------------------------
United Kingdom -- 27.3% (continued)
  43,086 British Sky Broadcasting Group PLC*                                                                    $    467,659
  26,306 Carnival PLC                                                                                                907,888
  22,332 CRH PLC                                                                                                     400,597
 178,588 Diageo PLC                                                                                                2,098,933
  43,616 HBOS PLC                                                                                                    507,068
 127,166 HSBC Holdings PLC                                                                                         1,908,655
  68,905 InterContinental Hotels Group PLC*                                                                          624,906
 110,839 Reed Elsevier PLC                                                                                           860,937
 272,417 Rentokil Initial PLC                                                                                      1,031,428
  85,729 Royal Bank of Scotland Group PLC                                                                          2,295,741
 136,612 The Sage Group PLC                                                                                          432,096
  59,872 Scottish & Southern Energy PLC                                                                              622,947
 137,932 Smith & Nephew PLC                                                                                        1,095,357
 706,808 Tesco PLC                                                                                                 2,831,955
 954,692 Vodafone Group PLC                                                                                        2,003,649
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  27,561,445
----------------------------------------------------------------------------------------------------------------------------
         TOTAL COMMON STOCK
         (Cost -- $89,549,581)                                                                                   100,175,351
----------------------------------------------------------------------------------------------------------------------------

RIGHTS                                                  SECURITY                                                   VALUE
----------------------------------------------------------------------------------------------------------------------------
RIGHTS -- 0.1%
Australia -- 0.1%
  29,114 Australia & New Zealand Banking Group Ltd. (Cost -- $0)                                                      88,859
----------------------------------------------------------------------------------------------------------------------------
  FACE
 AMOUNT                                                 SECURITY                                                   VALUE
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
$805,000 Merrill Lynch & Co., Inc., 0.990% due 11/3/03; Proceeds at maturity -- $805,066; (Fully collateralized by U.S. Treasury Inflation Indexed Notes and Bonds, 1.875% to 3.625% due 7/15/12 to 4/15/28;
           Market value -- $821,105) (Cost -- $805,000)                                                              805,000
----------------------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100.0%
         (Cost -- $90,354,581**)                                                                                $101,069,210
----------------------------------------------------------------------------------------------------------------------------

+ All or a portion of this security is on loan (See Note 6).
* Non-income producing security.
** Aggregate cost for Federal income tax purposes is $91,163,422.

 LOANED SECURITIES COLLATERAL                                   OCTOBER 31, 2003

   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
$11,788,380 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $11,788,380)                                           $11,788,380
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            8 Smith Barney International Fund | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                            OCTOBER 31, 2003


ASSETS:
  Investments, at value (Cost -- $90,354,581)                 $ 101,069,210
  Loaned securities collateral, at value (Cost --
   $11,788,380) (Note 6)                                         11,788,380
  Foreign currency, at value (Cost -- $47,628)                       47,547
  Cash                                                                8,369
  Receivable for securities sold                                    761,418
  Dividends and interest receivable                                 181,321
  Receivable for Fund shares sold                                    74,921
---------------------------------------------------------------------------
  Total Assets                                                  113,931,166
---------------------------------------------------------------------------
LIABILITIES:
  Payable for loaned securities collateral (Note 6)              11,788,380
  Payable for securities purchased                                1,751,480
  Management fee payable                                             84,663
  Payable for Fund shares reacquired                                 51,250
  Trustees' retirement plan                                          30,723
  Service plan fees payable                                          24,772
  Accrued expenses                                                  312,826
---------------------------------------------------------------------------
  Total Liabilities                                              14,044,094
---------------------------------------------------------------------------
Total Net Assets                                              $  99,887,072
---------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                  $          61
  Capital paid in excess of par value                           201,535,208
  Accumulated net realized loss from investment transactions   (112,371,818)
  Net unrealized appreciation of investments and foreign
   currencies                                                    10,723,621
---------------------------------------------------------------------------
Total Net Assets                                              $  99,887,072
---------------------------------------------------------------------------
Shares Outstanding:
  Class 1                                                           179,779
---------------------------------------------------------------------------
  Class A                                                         2,893,604
---------------------------------------------------------------------------
  Class B                                                         2,897,418
---------------------------------------------------------------------------
  Class L                                                           126,388
---------------------------------------------------------------------------
Net Asset Value:
  Class 1 (and redemption price)                                     $17.50
---------------------------------------------------------------------------
  Class A (and redemption price)                                     $16.89
---------------------------------------------------------------------------
  Class B *                                                          $15.78
---------------------------------------------------------------------------
  Class L *                                                          $17.03
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class 1 (net asset value plus 9.29% of net asset value
   per share)                                                        $19.13
---------------------------------------------------------------------------
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $17.78
---------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $17.20
---------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

            9 Smith Barney International Fund | 2003 Annual Report

 STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED OCTOBER 31, 2003


INVESTMENT INCOME:
  Dividends                                                   $  2,344,331
  Interest                                                         104,591
  Less: Foreign withholding tax                                   (262,995)
-------------------------------------------------------------------------
  Total Investment Income                                        2,185,927
-------------------------------------------------------------------------
EXPENSES:
  Shareholder servicing fees (Note 7)                            1,592,425
  Management fee (Note 2)                                          901,957
  Service plan fees (Note 7)                                       553,633
  Shareholder communications (Note 7)                               57,423
  Custody                                                           52,114
  Audit and legal                                                   48,580
  Registration fees                                                 34,444
  Trustees' fees                                                     6,762
  Other                                                              7,084
-------------------------------------------------------------------------
  Total Expenses                                                 3,254,422
-------------------------------------------------------------------------
Net Investment Loss                                             (1,068,495)
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
  Realized Loss From:
   Investment transactions                                     (31,206,211)
   Foreign currency transactions                                   (24,492)
-------------------------------------------------------------------------
  Net Realized Loss                                            (31,230,703)
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investments                                                  46,607,461
   Foreign currencies                                                  860
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       46,608,321
-------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                  15,377,618
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 14,309,123
-------------------------------------------------------------------------

                      See Notes to Financial Statements.


            10 Smith Barney International Fund | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS             FOR THE YEARS ENDED OCTOBER 31,


                                                       2003          2002
------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                              $ (1,068,495) $ (2,372,135)
  Net realized loss                                 (31,230,703)  (43,134,109)
  Increase in net unrealized appreciation            46,608,321     9,373,329
-----------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                        14,309,123   (36,132,915)
-----------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                   25,612,115    49,624,611
  Cost of shares reacquired                         (28,418,479)  (51,477,198)
-----------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (2,806,364)   (1,852,587)
-----------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    11,502,759   (37,985,502)

NET ASSETS:
  Beginning of year                                  88,384,313   126,369,815
-----------------------------------------------------------------------------
  End of year                                      $ 99,887,072  $ 88,384,313
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

            11 Smith Barney International Fund | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies
The Smith Barney International Fund ("Fund") (formerly known as the Smith Barney International Aggressive Growth Fund), is a separate investment fund of the Smith Barney Investment Series ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified open-end management investment company. The Trust consists of this Fund and six other separate investment funds: Smith Barney Large Cap Core Fund, SB Growth and Income Fund (formerly known as Smith Barney Growth and Income Fund), Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio (formerly known as Smith Barney Government Portfolio). The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) class specific expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; ( j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (k) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; ( l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At October 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment loss amounting to $1,092,987 and expired capital loss carryforwards from accumulated net realized loss amounting to $245,990 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (m) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the

            12 Smith Barney International Fund | 2003 Annual Report economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund may from time to time enter into options and/or futures contracts typically to hedge market or currency risk.

2. Management Agreement and Other Transactions
Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. The fee is calculated daily and paid monthly.

Effective January 21, 2003, SBFM entered into a sub-advisory agreement with Citigroup Asset Management Ltd. ("CAM Ltd."). Pursuant to the sub-advisory agreement, the sub-adviser is responsible for the day-to-day fund operations and investment decisions of the Fund. SBFM pays CAM Ltd. a sub-advisory fee calculated at an annual rate of 0.70% of the aggregate assets of the Fund allocated to the sub-adviser.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the year ended October 31, 2003, the Fund paid transfer agent fees of $1,110,327 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. For the year ended October 31, 2003, CGM and its affiliates received brokerage commissions of $813.

There are maximum initial sales charges of 8.50%, 5.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended October 31, 2003, CGM and its affiliates received sales charges of approximately $9,000 and $269,000 on the sale of the Fund's Class 1 and A shares, respectively. In addition, for the year ended October 31, 2003, CDSCs paid to CGM and its affiliates were approximately $122,000 for Class B shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. Two additional Trustees have announced their intention to retire, effective December 31, 2003. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

            13 Smith Barney International Fund | 2003 Annual Report

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the year ended October 31, 2003 were $3,865. The amount of benefits to be paid under the prior plan cannot currently be determined for these.

3. Investments
During the year ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

---------------------------------------------------------
Purchases                                     $139,861,196
---------------------------------------------------------
Sales                                          134,054,009
---------------------------------------------------------

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

--------------------------------------------------------
Gross unrealized appreciation               $11,947,453
Gross unrealized depreciation                (2,041,665)
--------------------------------------------------------
Net unrealized appreciation                 $ 9,905,788
--------------------------------------------------------

4. Repurchase Agreements
The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral.

            14 Smith Barney International Fund | 2003 Annual Report

At October 31, 2003, the Fund loaned securities having a market value of $11,413,545. The Fund received cash collateral amounting to $11,788,380 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the year ended October 31, 2003 was $70,156.

7. Class Specific Expenses

Pursuant to Rule 12b-1 Service Plans, the Fund pays a distribution/service fee with respect to its Class A, B and L shares calculated at an annual rate not to exceed 0.25% of the average daily net assets with respect to Class A shares and at the annual rate of 1.00% of the respective average daily net assets of Class B and L shares. For the year ended October 31, 2003, total Rule 12b-1 Service Plan fees, which are accrued daily and paid monthly, were as follows:

                     Class A  Class B  Class L
----------------------------------------------
Rule 12b-1 Service
 Plan Fees           $106,565 $425,129 $21,939
---------------------------------------------

For the year ended October 31, 2003, total Shareholder Servicing fees were as follows:

                     Class 1 Class A  Class B  Class L
------------------------------------------------------
Shareholder
 Servicing Fees      $35,443 $738,053 $814,048 $4,881
-----------------------------------------------------

For the year ended October 31, 2003, total Shareholder Communication expenses were as follows:

                     Class 1 Class A Class B Class L
----------------------------------------------------
Shareholder
 Communication
 Expenses            $1,371  $26,429 $29,445  $178
---------------------------------------------------

8. Shares of Beneficial Interest

The Fund has five classes of beneficial interest, Classes 1, A, B, L and Y, of which four are outstanding, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized.

Transactions in shares of each class were as follows:

                           Year Ended               Year Ended
                        October 31, 2003         October 31, 2002
                     ----------------------  ------------------------
                      Shares      Amount       Shares       Amount
----------------------------------------------------------------------
Class 1
Shares sold            17,696  $    267,442      17,225  $    325,885
Shares reacquired     (29,062)     (438,142)    (44,677)     (839,429)
---------------------------------------------------------------------
Net Decrease          (11,366) $   (170,700)    (27,452) $   (513,544)
---------------------------------------------------------------------
Class A
Shares sold           991,523  $ 14,766,183   1,184,030  $ 21,598,717
Shares reacquired    (884,252)  (13,162,738) (1,016,901)  (18,409,599)
---------------------------------------------------------------------
Net Increase          107,271  $  1,603,445     167,129  $  3,189,118
---------------------------------------------------------------------
Class B
Shares sold           596,603  $  8,328,976     788,931  $ 13,629,840
Shares reacquired    (860,263)  (12,008,136) (1,015,017)  (17,339,606)
---------------------------------------------------------------------
Net Decrease         (263,660) $ (3,679,160)   (226,086) $ (3,709,766)
---------------------------------------------------------------------
Class L
Shares sold           151,998  $  2,249,514     747,701  $ 14,070,169
Shares reacquired    (189,097)   (2,809,463)   (788,990)  (14,888,564)
---------------------------------------------------------------------
Net Decrease          (37,099) $   (559,949)    (41,289) $   (818,395)
---------------------------------------------------------------------

            15 Smith Barney International Fund | 2003 Annual Report

9. Capital Loss Carryforward

At October 31, 2003, the Fund had, for Federal income tax purposes, approximately $111,563,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on October 31 of the year indicated:

                                      2004      2005      2006      2008       2009        2010        2011
---------------------------------------------------------------------------------------------------------------
Carryforward Amounts                $515,000 $3,257,000 $570,000 $4,017,000 $29,633,000 $43,173,000 $30,398,000
--------------------------------------------------------------------------------------------------------------

10.Income Tax Information and Distributions to Shareholders

At October 31, 2003, the tax basis components of distributable earnings were:

-------------------------------------------------
Accumulated capital losses          $(111,562,977)
-------------------------------------------------
Unrealized appreciation                 9,914,780
-------------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals.

For the year ended October 31, 2003, the Fund did not make any distributions.

11.Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

            16 Smith Barney International Fund | 2003 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares                            2003/(1)/   2002/(1)/   2001/(1)/   2000/(1)/   1999/(1)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $14.83      $20.58       $42.17      $32.57      $19.06
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                      (0.00)*     (0.19)       (0.24)      (0.45)      (0.28)
 Net realized and unrealized gain (loss)   2.67       (5.56)      (21.35)      10.79       13.79
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations        2.67       (5.75)      (21.59)      10.34       13.51
-----------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                          --          --           --       (0.74)         --
 Capital                                     --          --           --       (0.00)*        --
-----------------------------------------------------------------------------------------
Total Distributions                          --          --           --       (0.74)         --
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year             $17.50      $14.83       $20.58      $42.17      $32.57
-----------------------------------------------------------------------------------------
Total Return                              18.00%     (27.94)%     (51.20)%     31.53%      70.88%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $3          $3           $4          $9          $4
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                  2.45%       2.02%        1.54%       1.42%       1.68%
 Net investment loss                      (0.03)      (1.00)       (0.82)      (0.94)      (1.12)
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                     153%         24%          24%         27%         50%
-----------------------------------------------------------------------------------------

Class A Shares                            2003/(1)/   2002/(1)/   2001/(1)/   2000/(1)/   1999/(1)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $14.42      $20.15       $41.57      $32.24      $18.94
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                      (0.12)      (0.30)       (0.40)      (0.64)      (0.37)
 Net realized and unrealized gain (loss)   2.59       (5.43)      (21.02)      10.71       13.67
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations        2.47       (5.73)      (21.42)      10.07       13.30
-----------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                          --          --           --       (0.74)         --
 Capital                                     --          --           --       (0.00)*        --
-----------------------------------------------------------------------------------------
Total Distributions                          --          --           --       (0.74)         --
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year             $16.89      $14.42       $20.15      $41.57      $32.24
-----------------------------------------------------------------------------------------
Total Return                              17.13%     (28.44)%     (51.53)%     31.00%      70.22%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $49         $40          $53         $87         $38
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                  3.21%       2.72%        2.17%       1.82%       2.08%
 Net investment loss                      (0.77)      (1.67)       (1.44)      (1.36)      (1.53)
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                     153%         24%          24%         27%         50%
-----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
 * Amount represents less than $0.01 per share.

            17 Smith Barney International Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout the period ended October 31, unless otherwise noted:

Class B Shares                            2003/(1)/   2002/(1)/   2001/(1)/     2000/(1)/     1999/(1)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $13.60      $19.18      $39.86        $31.16       $18.44
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                        (0.24)      (0.44)      (0.59)        (0.94)       (0.53)
 Net realized and unrealized gain (loss)     2.42       (5.14)     (20.09)        10.38        13.25
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.18       (5.58)     (20.68)         9.44        12.72
--------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                            --          --          --         (0.74)          --
 Capital                                       --          --          --         (0.00)*         --
--------------------------------------------------------------------------------------------------
Total Distributions                            --          --          --         (0.74)          --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $15.78      $13.60      $19.18        $39.86       $31.16
--------------------------------------------------------------------------------------------------
Total Return                                16.03%     (29.09)%    (51.88)%       30.04%       68.98%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $46         $43         $65          $123          $41
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses//                                  4.15%       3.60%       2.90%         2.53%        2.79%
 Net investment loss//                      (1.73)      (2.57)      (2.18)        (2.07)       (2.26)
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       153%         24%         24%           27%          50%
--------------------------------------------------------------------------------------------------

Class L Shares                             2003/(1)/   2002/(1)/   2001/(1)/    2000/(1)(2)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $14.42      $20.13      $41.61        $46.13
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                        (0.01)      (0.30)      (0.43)        (0.11)
 Net realized and unrealized gain (loss)     2.62       (5.41)     (21.05)        (4.41)
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.61       (5.71)     (21.48)        (4.52)
--------------------------------------------------------------------------------------------------
Less Distributions From:
 Capital                                       --          --          --         (0.00)*
--------------------------------------------------------------------------------------------------
Total Distributions                            --          --          --         (0.00)*
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $17.03      $14.42      $20.13        $41.61
--------------------------------------------------------------------------------------------------
Total Return                                18.10%     (28.37)%    (51.62)%       (9.80)%++
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $2,153      $2,358      $4,123          $287
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    2.41%       2.63%       2.49%         2.25%+
 Net investment loss                        (0.06)      (1.65)      (1.60)        (2.06)+
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       153%         24%         24%           27%
--------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period September 13, 2000 (inception date) to October 31, 2000.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

            18 Smith Barney International Fund | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Smith Barney Investment Series:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney International Fund (formerly known as Smith Barney International Aggressive Growth Fund), of Smith Barney Investment Series ("Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999 were audited by other auditors whose report thereon, dated December 15, 1999, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

New York, New York
December 10, 2003

            19 Smith Barney International Fund | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Trustees and Officers

The business and affairs of the Smith Barney International Fund ("Fund") (formerly known as Smith Barney International Aggressive Growth Fund) are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Each Trustee and Officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling Citicorp Trust Bank, fsb. 1-800-451-2010 or Primerica Shareholder Services at 1-800-544-5445.

                                                                                             Number of
                                             Term of                                       Portfolios in
                               Position(s) Office* and                                     Fund Complex
                                Held with   Length of        Principal Occupation(s)        Overseen by     Other Trusteeships
Name, Address and Age             Fund     Time Served       During Past Five Years           Trustee        Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:

Elliott J. Berv                  Trustee      Since    President and Chief Operations           36       Board Member,
c/o R. Jay Gerken                             2001     Officer, Landmark City (Real Estate               American Identity Corp.
Citigroup Asset                                        Development) (since 2002);                        (doing business as
 Management ("CAM")                                    Executive Vice President and Chief                Morpheus Technologies)
399 Park Avenue, 4th Floor                             Operations Officer, DigiGym                       (Biometric information
New York, NY 10022                                     Systems (On-line Personal Training                Management) (since
Age 60                                                 Systems) (since 2001); Chief                      2002; consultant since
                                                       Executive Officer, Rocket City                    1999); Director, Lapoint
                                                       Enterprises (Internet Service                     Industries (Industrial
                                                       Company) (from 2000 to 2001);                     Filter Company) (since
                                                       President, Catalyst (Consulting)                  2002); Director of
                                                       (Since 1984).                                     Alzheimer's Association
                                                                                                         (New England Chapter)
                                                                                                         (since 1998).

Donald M. Carlton                Trustee      Since    Consultant, URS Corporation              31       Director, American
c/o R. Jay Gerken                             1997     (Engineering) (since 1999); former                Electric Power (Electric
CAM                                                    Chief Executive Officer, Radian                   Utility) (since 1999);
399 Park Avenue, 4th Floor                             International L.L.C. (Engineering)                Director, Valero Energy
New York, NY 10022                                     (from 1969 to 1998), Member of                    (Petroleum Refining)
Age 66                                                 Management Committee,                             (since 1999); Director,
                                                       Signature Science (Research and                   National Instruments
                                                       Development) (since 2000).                        Corp. Technology (since
                                                                                                         1994).

A. Benton Cocanougher            Trustee      Since    Dean Emeritus and Wiley                  31       Former Director,
c/o R. Jay Gerken                             1991     Professor, Texas A&M University                   Randall's Food Markets,
CAM                                                    (since 2001); former Dean and                     Inc. (from 1990 to
399 Park Avenue, 4th Floor                             Professor of Marketing, College                   1999); former Director,
New York, NY 10022                                     and Graduate School of Business                   First American Bank and
Age 65                                                 of Texas A&M University (from                     First American Savings
                                                       1987 to 2001).                                    Bank (from 1994 to
                                                                                                         1999).

            20 Smith Barney International Fund | 2003 Annual Report

                                                                                        Number of
                                         Term of                                      Portfolios in
                           Position(s) Office* and                                    Fund Complex
                            Held with   Length of       Principal Occupation(s)        Overseen by     Other Trusteeships
Name, Address and Age         Fund     Time Served      During Past Five Years           Trustee        Held by Trustee
----------------------------------------------------------------------------------------------------------------------------

Mark T. Finn                 Trustee      Since    Adjunct Professor, William & Mary       36       Former President and
c/o R. Jay Gerken                         2001     College (since September 2002);                  Director, Delta
CAM                                                Principal/Member, Belvan Partners/               Financial, Inc.
399 Park Avenue, 4th Floor                         Balfour Vantage -- Manager and                   (Investment Advisory
New York, NY 10022                                 General Partner to the Vantage                   Firm) (from 1983 to
Age 60                                             Hedge Fund, LP (since March                      1999).
                                                   2002); Chairman and Owner,
                                                   Vantage Consulting Group, Inc.
                                                   (Investment Advisory and
                                                   Consulting Firm) (since 1988);
                                                   former Vice Chairman and Chief
                                                   Operating Officer, Lindner Asset
                                                   Management Company (Mutual
                                                   Fund Company) (from March 1999
                                                   to 2001); former General Partner
                                                   and Shareholder, Greenwich
                                                   Ventures, LLC (Investment
                                                   Partnership) (from 1996 to 2001);
                                                   former President, Secretary, and
                                                   Owner, Phoenix Trading Co.
                                                   (Commodity Trading Advisory Firm)
                                                   (from 1997 to 2000).

Stephen R. Gross             Trustee      Since    Partner, Capital Investment             31       Director, United
c/o R. Jay Gerken                         1986     Advisory Partners (Consulting)                   Telesis, Inc.
CAM                                                (since January 2000); Managing                   (Telecommunications)
399 Park Avenue, 4th Floor                         Director, Fountainhead Ventures,                 (since 1997); Director,
New York, NY 10022                                 Ltd. (Consulting) (from 1998 to                  eBank.com, Inc. (since
Age 56                                             2002); Secretary, Carint N.A.                    1997); Director,
                                                   (Manufacturing) (since 1988);                    Andersen Calhoun, Inc.
                                                   former Treasurer, Hank Aaron                     (Assisted Living) (since
                                                   Enterprises (Fast Food Franchise)                1987); former Director,
                                                   (from 1985 to 2001); Chairman,                   Charter Bank, Inc, Inc.
                                                   Gross, Collins & Cress, P.C.                     (from 1987 to 1997);
                                                   (Accounting Firm) (since 1980);                  former Director, Yu
                                                   Treasurer, Coventry Limited, Inc.                Save, Inc. (Internet
                                                   (since 1985).                                    Company) (from 1998
                                                                                                    to 2000); former
                                                                                                    Director, Hotpalm.com,
                                                                                                    Inc. (Wireless
                                                                                                    Applications) (from
                                                                                                    1998 to 2000); former
                                                                                                    Director, Ikon Ventures,
                                                                                                    Inc. (from 1997 to
                                                                                                    1998).

Diana R. Harrington          Trustee      Since    Professor, Babson College               36       Former Trustee, The
c/o R. Jay Gerken                         2001     (since 1992).                                    Highland Family of
CAM                                                                                                 Funds (Investment
399 Park Avenue, 4th Floor                                                                          Company) (from 1997
New York, NY 10022                                                                                  to 1998).
Age 63

            21 Smith Barney International Fund | 2003 Annual Report

                                                                                         Number of
                                         Term of                                       Portfolios in
                           Position(s) Office* and                                     Fund Complex
                            Held with   Length of        Principal Occupation(s)        Overseen by      Other Trusteeships
Name, Address and Age         Fund     Time Served       During Past Five Years           Trustee         Held by Trustee
--------------------------------------------------------------------------------------------------------------------------------

Susan B. Kerley              Trustee      Since    Consultant, Strategic Management         36       Director, Eclipse Funds
c/o R. Jay Gerken                         2001     Advisors, LLC Global Research                     (currently supervises 17
CAM                                                Associates, Inc. (Investment                      investment companies
399 Park Avenue, 4th Floor                         Consulting) (since 1990).                         in fund complex) (since
New York, NY 10022                                                                                   1990).
Age 52

Alan G. Merten               Trustee      Since    President, George Mason                  31       Director, DigitalNet
c/o R. Jay Gerken                         1990     University (since 1996).                          Holdings, Inc. (since
CAM                                                                                                  October 2003); Director,
399 Park Avenue, 4th Floor                                                                           Comshare, Inc.
New York, NY 10022                                                                                   (Information
Age 62                                                                                               Technology) (since
                                                                                                     1985); former Director,
                                                                                                     Indus (Information
                                                                                                     Technology) (from 1995
                                                                                                     to 1999).

C. Oscar Morong, Jr.         Trustee      Since    Managing Director, Morong                36       Former Director,
c/o R. Jay Gerken                         2001     Capital Management (since 1993).                  Indonesia Fund (Closed
CAM                                                                                                  End Fund) (from 1990
399 Park Avenue, 4th Floor                                                                           to 1999); Trustee,
New York, NY 10022                                                                                   Morgan Stanley
Age 68                                                                                               Institutional Fund
                                                                                                     (currently supervises 75
                                                                                                     investment companies)
                                                                                                     (since 1993).

R. Richardson Pettit         Trustee      Since    Professor of Finance, University of      31                  None
c/o R. Jay Gerken                         1990     Houston (from 1977 to 2002);
CAM                                                Independent Consultant (since
399 Park Avenue, 4th Floor                         1984).
New York, NY 10022
Age 61

Walter E. Robb, III          Trustee      Since    President, Benchmark Consulting          36       Director, John Boyle &
c/o R. Jay Gerken                         2001     Group, Inc. (Service Company)                     Co., Inc. (Textiles) (since
CAM                                                (since 1991); Sole Proprietor, Robb               1999); Director, Harbor
399 Park Avenue, 4th Floor                         Associates (Financial Consulting)                 Sweets, Inc. (Candy)
New York, NY 10022                                 (since 1978); Co-Owner, Kedron                    (since 1990); Director,
Age 77                                             Design (Gifts) (since 1978); former               W.A. Wilde Co. (Direct
                                                   President and Treasurer,                          Media Marketing) (since
                                                   Benchmark Advisors, Inc. (Financial               1982); Director, Alpha
                                                   Consulting) (from 1989 to 2000).                  Grainger Manufacturing
                                                                                                     Inc. (Electronics) (since
                                                                                                     1983); former Trustee,
                                                                                                     MFS Family of Funds
                                                                                                     (Investment Company)
                                                                                                     (from 1985 to 2001);
                                                                                                     Harvard Club of Boston
                                                                                                     (Audit Committee)
                                                                                                     (since 2001).

            22 Smith Barney International Fund | 2003 Annual Report

                                                                                                Number of
                                                Term of                                       Portfolios in
                                Position(s)   Office* and                                     Fund Complex
                                 Held with     Length of        Principal Occupation(s)        Overseen by  Other Trusteeships
Name, Address and Age              Fund       Time Served       During Past Five Years           Trustee     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------
Interested Trustee:

R. Jay Gerken, CFA**           Chairman,         Since    Managing Director of Citigroup           220             None
CAM                            President and     2002     Global Markets Inc. ("CGM");
399 Park Avenue, 4th Floor     Chief                      Chairman, President and Chief
New York, NY 10022             Executive                  Executive Officer of Smith Barney
Age 52                         Officer                    Fund Management LLC ("SBFM"),
                                                          Travelers Investment Adviser, Inc.
                                                          ("TIA") and Citi Fund Management
                                                          Inc. ("CFM"); President and Chief
                                                          Executive Officer of certain mutual
                                                          funds associated with Citigroup
                                                          Inc. ("Citigroup"); Formerly,
                                                          Portfolio Manager of Smith Barney
                                                          Allocation Series Inc. (from 1996-
                                                          2001) and Smith Barney Growth
                                                          and Income Fund (from 1996-
                                                          2000)
Officers:

Andrew B. Shoup***             Senior Vice       Since    Director of CAM; Senior Vice             N/A             N/A
CAM                            President and     2003     President and Chief Administrative
125 Broad Street, 10th Floor   Chief                      Officer of mutual funds associated
New York, NY 10004             Administrative             with Citigroup; Head of
Age 47                         Officer                    International Funds Administration
                                                          of CAM from 2001 to 2003;
                                                          Director of Global Funds
                                                          Administration of CAM from 2000
                                                          to 2001; Head of U.S. Citibank
                                                          Funds Administration of CAM from
                                                          1998 to 2000

Richard L. Peteka              Chief             Since    Director of CGM; Chief Financial         N/A             N/A
CAM                            Financial         2002     Officer and Treasurer of certain
125 Broad Street, 11th Floor   Officer and                mutual funds associated with
New York, NY 10004             Treasurer                  Citigroup; Director and Head of
Age 42                                                    Internal Control for CAM U.S.
                                                          Mutual Fund Administration from
                                                          1999-2002; Vice President, Head
                                                          of Mutual Fund Administration and
                                                          Treasurer at Oppenheimer Capital
                                                          from 1996-1999

Michael McElroy                Vice President    Since    CAM since 2000; Director of              N/A             N/A
CAM                            and               2002     Quantitative Research and Senior
33 Canada Square/Citigroup     Investment                 Portfolio Manager -- U.S.,
Centre                         Officer                    International and Market-Neutral
Canary Wharf                                              Accounts; Consultant; Digital
London, UK                                                Equipment Corporation; Associate,
Age 37                                                    Intermarket Capital Associates Ltd.

Kaprel Ozsolak                 Controller        Since    Vice President of CGM; Controller        N/A             N/A
CAM                                              2002     of certain funds associated with
125 Broad Street, 11th Floor                              Citigroup
New York, NY 10004
Age 38

            23 Smith Barney International Fund | 2003 Annual Report

                                                                                            Number of
                                             Term of                                      Portfolios in
                               Position(s) Office* and                                    Fund Complex
                                Held with   Length of       Principal Occupation(s)        Overseen by  Other Trusteeships
Name, Address and Age             Fund     Time Served      During Past Five Years           Trustee     Held by Trustee
--------------------------------------------------------------------------------------------------------------------------

Robert I. Frenkel              Chief Legal    Since    Managing Director and General           N/A             N/A
CAM                            Officer        2003     Counsel of Global Mutual Funds
300 First Stamford Place, 4th                          for CAM and its predecessor (since
 Floor                         Secretary      Since    1994); Secretary of CFM; Secretary
Stamford, CT 06902                            2000     and Chief Legal Officer of mutual
Age 48                                                 funds associated with Citigroup


--------
 * Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
 ** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
*** As of November 25, 2003.

            24 Smith Barney International Fund | 2003 Annual Report

                                 SMITH BARNEY
                              INTERNATIONAL FUND



         TRUSTEES                     INVESTMENT MANAGER
         Elliott J. Berv              Smith Barney Fund Management LLC
         Donald M. Carlton
         A. Benton Cocanougher        DISTRIBUTORS
         Mark T. Finn                 Citigroup Global Markets Inc.
         R. Jay Gerken, CFA           PFS Distributors, Inc.
           Chairman
         Stephen R. Gross             CUSTODIAN
         Diana R. Harrington          State Street Bank and
         Susan B. Kerley                Trust Company
         Alan G. Merten
         C. Oscar Morong, Jr.         TRANSFER AGENT
         R. Richardson Pettit         Citicorp Trust Bank, fsb.
         Walter E. Robb, III          125 Broad Street, 11th Floor
                                      New York, New York 10004
         OFFICERS
         R. Jay Gerken, CFA           SUB-TRANSFER AGENTS
         President and                PFPC Inc.
         Chief Executive Officer      P.O. Box 9699
                                      Providence, Rhode Island
         Andrew B. Shoup*             02940-9699
         Senior Vice President and
         Chief Administrative Officer Primerica Shareholder Services
                                      P.O. Box 9662
         Richard L. Peteka            Providence, Rhode Island
         Chief Financial Officer      02940-9662
         and Treasurer

         Michael McElroy
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Robert I. Frenkel
         Secretary and
         Chief Legal Officer

     * As of November 25, 2003.

   Smith Barney Investment Series


   Smith Barney International Fund
   The Fund is a separate investment fund of the Smith Barney Investment Series, a Massachusetts business trust.



 This report is submitted for the general information of shareholders of Smith Barney Investment Series --Smith Barney International Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY INTERNATIONAL FUND
 Smith Barney Mutual Funds
 3120 Breckinridge Boulevard
 Duluth, Georgia 30099-0001

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com/index_pfs.html



 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD03103 12/03                                                           03-5785

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Stephen Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr. Gross is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Series

Date:    January 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Investment Series

Date:    January 5, 2004

By:      /s/ Richard L. Peteka
         (Richard L. Peteka)
         Chief Financial Officer of
         Smith Barney Investment Series

Date:    January 5, 2004